CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating revenues:
Operating revenues	$ 1,349,977	$ 2,012,356	$ 1,727,923
Operating costs and expenses:
General and administrative	(423,225)	(426,407)	(424,398)
Payments to the Philippine Parties	(28,894)	(26,371)	(12,989)
Pre-opening costs	(15,585)	(4,157)	(1,322)
Development costs	0	(30,677)	(25,616)
Amortization of gaming subconcession	(32,785)	(57,276)	(57,411)
Amortization of land use rights	(22,662)	(22,832)	(22,886)
Depreciation and amortization	(466,492)	(499,739)	(538,233)
Property charges and other	(39,982)	(30,575)	(47,223)
Total operating costs and expenses	(2,093,082)	(2,589,807)	(2,668,480)
Operating loss	(743,105)	(577,451)	(940,557)
Non-operating income (expenses):
Interest income	26,458	6,618	5,134
Interest expenses, net of amounts capitalized	(376,722)	(350,544)	(340,839)
Other financing costs	(6,396)	(11,033)	(7,955)
Foreign exchange gains (losses), net	3,904	4,566	(2,079)
Other income (expenses), net	3,930	3,082	(150,969)
Loss on extinguishment of debt	0	(28,817)	(19,952)
Costs associated with debt modification	0	0	(310)
Total non-operating expenses, net	(348,826)	(376,128)	(516,970)
Loss before income tax	(1,091,931)	(953,579)	(1,457,527)
Income tax (expense) benefit	(5,236)	(2,885)	2,913
Net loss	(1,097,167)	(956,464)	(1,454,614)
Net loss attributable to noncontrolling interests	166,641	144,713	191,122
Net loss attributable to Melco Resorts & Entertainment Limited	$ (930,526)	$ (811,751)	$ (1,263,492)
Net loss attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ (0.669)	$ (0.566)	$ (0.882)
Diluted	$ (0.669)	$ (0.566)	$ (0.884)
Weighted average shares outstanding used in net loss attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,391,154,836	1,434,087,641	1,432,052,735
Diluted	1,391,154,836	1,434,087,641	1,432,052,735
Casino [Member]
Operating revenues:
Operating revenues	$ 1,076,398	$ 1,676,263	$ 1,471,356
Operating costs and expenses:
Cost of revenue	(912,839)	(1,320,882)	(1,350,210)
Rooms [Member]
Operating revenues:
Operating revenues	116,552	157,501	108,593
Operating costs and expenses:
Cost of revenue	(46,199)	(49,895)	(46,690)
Food and Beverage [Member]
Operating revenues:
Operating revenues	85,518	97,665	74,528
Operating costs and expenses:
Cost of revenue	(82,000)	(91,533)	(86,123)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	71,509	80,927	73,446
Operating costs and expenses:
Cost of revenue	$ (22,419)	$ (29,463)	$ (55,379)